Other Payables - Summary of other payables (Detail) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Outside parties	$ 47,040	$ 36,547
Deferred grant income	2,375	2,459
Others	308	90
Trade and other payables	$ 49,723	$ 39,096